Note 5 - Accounts and Grants Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Schedule of accounts and grants receivable [text block]
	December 31, 2020	December 31, 2019
Trade receivable	$973,852	$816,226
Government grants receivable (Note 14)	-	22,276
	$973,852	$838,502